CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Capital Securities [Roll Forward]
Capital Securities, beginning of period	$ 3,033
Capital securities issued	932
Capital securities redeemed	(301)
Non-cash changes on capital securities
Equity conversion of capital securities	(600)
Fair value changes	32
Other	(11)
Capital Securities, end of period	$ 3,085